Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Warrants Outstanding to Purchase Ordinary Shares

As of March 31, 2021, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)		Number of Shares of common stock Underlying Warrants

Medigus Warrant	December 30, 2019	December 30, 2022	(*	)	2,688,492
Warrant B	December 30, 2019	June 30, 2021	0.893		6,826,623
Warrant B	March 3, 2020	September 3, 2021	0.893		1,959,504
Warrant A	May 18, 2020	November 18, 2021	0.595		1,729,981
Warrant B	May 18 2020	May 18, 2022	0.893		4,132,232
Warrant A	June 23, 2020	June 23, 2021	0.595		393,736
Warrant B	June 23,2020	December 23, 2021	0.893		787,471
Warrant March 2021,	March 29,2021	March 31, 2026	1.150		22,222,223
					40,740,262

(*)	If ScoutCam achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 2,688,492 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

As of December 31, 2020, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

Warrant Medigus	December 30, 2019	December 30, 2022	(*)	2,688,492
Warrant B	December 30, 2019	June 30, 2021	0.893	6,826,623
Warrant A	March 3, 2020	March 3, 2021	0.595	979,754
Warrant B	March 3, 2020	September 3, 2021	0.893	1,959,504
Warrant A	May 18, 2020	November 18, 2021	0.595	2,066,116
Warrant B	May 18 2020	May 18, 2022	0.893	4,132,232
Warrant A	June 23, 2020	June 23, 2021	0.595	393,736
Warrant B	June 23,2020	December 23, 2021	0.893	787,471
				19,833,928

(*)	If ScoutCam. achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 2,688,492 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

Three months ended March 31, 2021
Underlying value of ordinary shares ($)	0.85-0.90
Exercise price ($)	0.40-0.80
Expected volatility (%)	47.44%
Term of the options (years)	7
Risk-free interest rate	0.78%-0.94%

The fair value of each award is estimated using Black-Scholes option pricing model based on the following assumptions:

Year ended December 31, 2020
Underlying value of ordinary shares ($)	0.446-0.800
Exercise price ($)	0.29-0.35
Expected volatility (%)	43.35%-45.00%
Term of the options (years)	7
Risk-free interest rate (%)	0.54%-1.55%

Schedule of Stock Options Activity

The following table summarizes stock option activity for the three months ended March 31, 2021:

	For the Three months ended March 31, 2021
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	6,633,394	0.29
Granted	511,792	0.51
Cancelled	(791,401)	0.29
Outstanding at end of period	6,353,785	0.31

Vested at end of period	2,267,216	0.29

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2019	-	-	-
Granted	6,633,394	0.29
Outstanding - December 31, 2020	6,633,394	0.29	6.23	2,446

Options Exercisable - December 31, 2020	1,941,701	0.29	6.12	718

Schedule of Share-based Payment Expenses

The following table sets forth the total share-based payment expenses resulting from options granted, included in the statements of operation:

Three months ended March 31, 2021
USD in thousands
Research and development	56
General and administrative	23
Total expenses	79